April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.2%
Corporate — 0.2%
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(a)	$255	$ 259,132
California — 0.2%
Transportation — 0.2%
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	560	324,800
Pennsylvania — 131.1%
Corporate — 2.0%
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	855	874,786
Pennsylvania Economic Development Financing Authority, RB, 6.88%, 09/01/47(b)	1,190	1,254,219
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	325	325,349
Series C, 5.25%, 12/01/37(a)	570	570,612
AMT, 5.50%, 11/01/44	135	135,081
		3,160,047
County/City/Special District/School District — 23.4%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,260	1,269,259
5.00%, 05/01/42	1,400	1,450,671
Series A, 5.25%, 05/01/42	1,875	1,918,781
Borough of West Chester Pennsylvania, Refunding GO, 3.50%, 11/15/35	1,095	1,095,019
Bristol Township School District, GOL, (NPFGC), 5.00%, 06/01/42	1,685	1,702,908
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	610	579,495
4.75%, 03/01/50	1,490	1,346,059
City of Philadelphia Pennsylvania, GO
Series A, 5.00%, 08/01/35	1,000	1,153,609
Series A, 5.25%, 08/01/45	575	631,357
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/43	100	105,556
Coatesville School District, GOL, CAB(c)
Series A, (AGM), 0.00%, 10/01/35	1,435	979,113
Series A, (PSF), 0.00%, 10/01/37	1,395	860,043
County of Allegheny Pennsylvania, GO
Series C, 5.00%, 12/01/54	2,085	2,141,594
Series C-78, 4.00%, 11/01/45	3,440	3,341,216
Cumberland Valley School District, GOL, Series A, (PSF), 5.00%, 12/01/53	1,300	1,330,305
Elizabeth Forward School District, GOL, (FHLMC, FNMA, GNMA), 4.50%, 09/01/50	2,245	2,209,866
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	925	1,000,273
AMT, 5.50%, 06/30/43	2,500	2,651,124
AMT, 6.00%, 06/30/61	1,305	1,375,186
Security	Par (000)	Value
County/City/Special District/School District (continued)
School District of Philadelphia, GOL
Series A, (AGM), 5.50%, 09/01/48	$2,500	$ 2,654,894
Series D, (BAM-TCRS), 3.00%, 09/01/44	2,345	1,921,772
Seneca Valley School District, GOL, (HUD SECT 8), 5.00%, 03/01/50	300	313,751
Shaler Area School District, GO, (AGM), 0.00%, 09/01/30(c)	6,145	5,250,503
		37,282,354
Education — 22.0%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	430	409,715
5.00%, 10/01/49	430	363,811
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	3,600	3,163,025
Chester County Industrial Development Authority, Refunding RB, (FHLMC, FNMA, GNMA), 4.00%, 08/01/48	3,000	2,700,274
Cumberland County Municipal Authority, Refunding RB, 5.00%, 05/01/56	1,000	1,023,505
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 11/01/54	1,330	1,268,013
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 08/01/49	2,455	2,563,736
Pennsylvania Higher Education Assistance Agency, RB
Sub-Series 1C, AMT, 5.00%, 06/01/51	3,130	2,972,976
Series 1C, AMT, Subordinate, 5.50%, 06/01/52	735	740,324
Series B, AMT, Subordinate, 3.13%, 06/01/48	350	246,080
Series B, AMT, Subordinate, 5.00%, 06/01/50	520	493,015
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 06/15/55	1,200	1,074,149
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/41	500	504,294
Series A, 5.00%, 11/01/31	845	887,377
Series A, (AGM), 4.00%, 05/01/50	4,645	4,048,255
Pennsylvania State University, RB, 5.25%, 09/01/54	1,285	1,351,976
Pennsylvania State University, Refunding RB, Series A, 5.50%, 09/01/55	1,600	1,719,483
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	180	177,717
5.00%, 06/15/39	335	329,939
4.00%, 12/01/48	3,300	2,987,276
5.00%, 06/15/49	935	848,228
5.00%, 06/15/50	575	520,995
5.25%, 11/01/52	1,355	1,388,204
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	300	300,520
Series A, 5.25%, 06/15/52	375	359,982
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/48	2,395	2,512,815
		34,955,684
Health — 25.5%
Allegheny County Hospital Development Authority, RB
Series B, (NPFGC), 6.00%, 07/01/26	2,000	2,009,437
Series D2, 3.79%, 11/15/47(a)	1,040	1,032,971

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
Allegheny County Hospital Development Authority, Refunding RB, Series A, 4.00%, 04/01/37	$1,700	$ 1,687,390
Chester County Health and Education Facilities Authority, Refunding RB
5.25%, 06/01/55	1,750	1,767,471
Series A, 5.00%, 10/01/52	1,000	1,004,334
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	395	392,677
4.13%, 01/01/38	160	158,171
5.00%, 01/01/38	875	875,464
DuBois Hospital Authority, Refunding RB, (GNMA), 4.00%, 07/15/48	2,060	1,831,262
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,825	1,845,081
Lancaster County Hospital Authority, RB, 5.00%, 11/01/46	1,000	1,015,716
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	565	501,553
5.00%, 12/01/49	420	405,688
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	510	520,824
Series A, 5.00%, 05/01/49	385	379,684
Series A, 5.00%, 12/01/55	550	531,284
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	665	574,414
Class B, 5.00%, 05/01/57	2,000	1,988,913
Series B, (AGM), 4.00%, 05/01/52	1,530	1,352,906
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	220	220,109
5.00%, 12/01/46	400	387,728
Series C, 4.00%, 11/15/43	200	189,897
Northampton County General Purpose Authority, Refunding RB
Series A1, (FHLMC, FNMA, GNMA), 4.00%, 08/15/43	2,085	1,994,604
Series A1, 5.25%, 08/15/53	2,085	2,132,548
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 05/15/31	3,420	3,722,918
Series A-2, 4.00%, 05/15/53	1,020	870,072
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 5.25%, 12/15/51	1,500	1,564,439
Series A, 4.00%, 02/15/52	640	548,621
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	1,900	1,466,330
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	2,380	2,180,970
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 01/01/27(d)	3,000	3,047,017
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	1,000	1,014,036
Wayne County Hospital & Health Facilities Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,595	1,462,291
		40,676,820
Housing — 14.9%
Pennsylvania Housing Finance Agency, RB, M/F Housing, (AGM), 3.15%, 01/01/46(a)	700	701,573
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,120	2,136,843
Security	Par (000)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing (continued)
Series 145A, Sustainability Bonds, 6.00%, 10/01/54	$1,950	$ 2,108,847
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	1,000	1,000,840
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	1,000	993,721
Series 148A, Sustainability Bonds, 4.80%, 10/01/55	2,320	2,320,607
Series 149A, Sustainability Bonds, 04/01/53	1,085	1,107,574
Series 151-A, Sustainability Bonds, 4.90%, 10/01/50	4,000	4,048,650
Series 151-A, Sustainability Bonds, 4.95%, 10/01/53	1,700	1,716,824
Series 151-A, Sustainability Bonds, 6.25%, 10/01/55	1,700	1,927,627
Series 152-A, Sustainability Bonds, 4.10%, 10/01/41	300	299,131
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,000	1,051,636
Series 150A, Sustainability Bonds, 5.25%, 10/01/52	2,170	2,222,319
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	2,100	2,079,479
		23,715,671
State — 7.8%
Commonwealth of Pennsylvania, GO
2.13%, 05/01/40	1,000	765,442
1st Series, Class B, 4.00%, 08/15/43	1,855	1,856,314
1st Series, Class B, 4.25%, 04/01/46	1,020	1,009,961
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	2,270	2,271,626
5.00%, 06/30/42	2,000	2,000,735
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	5,020	4,556,284
		12,460,362
Tobacco — 0.8%
Commonwealth Financing Authority, RB, 5.00%, 06/01/35	1,295	1,338,068
Transportation — 23.4%
Allegheny County Airport Authority, ARB
Series A, AMT, (GNMA), 5.25%, 01/01/39	880	975,184
Series A, AMT, (FNMA), 5.50%, 01/01/53	500	520,737
Series A, AMT, 5.00%, 01/01/56	920	913,663
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, (BAM), 4.00%, 07/01/46	4,525	4,119,871
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series B, AMT, 5.50%, 07/01/51	500	529,903
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	610	619,008
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.25%, 06/30/53	2,480	2,488,241
AMT, (FHLMC, FNMA, GNMA), 5.00%, 12/31/57	2,000	1,994,067
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/46	400	400,740
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,011,263
1st Series, Subordinate, 5.00%, 12/01/40	2,035	2,214,281
Series A, Subordinate, 3.00%, 12/01/42	1,400	1,191,840
Series A, Subordinate, 4.00%, 12/01/49	2,000	1,801,446
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,250,509
Series A, Subordinate, (BAM SAW), 4.00%, 12/01/50	1,385	1,266,797
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,975	1,038,544
Sub-Series A-3, 0.00%, 12/01/42	4,760	2,166,714
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Pennsylvania Turnpike Commission, Refunding RB, 1st Series, 5.00%, 12/01/43	$860	$ 942,124
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	8,000	8,401,361
5.25%, 06/01/52	2,305	2,386,871
		37,233,164
Utilities — 11.3%
Allegheny County Sanitary Authority, Refunding RB
4.00%, 12/01/49	485	446,597
5.25%, 12/01/55	645	676,007
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series C, (AGM), 5.25%, 09/01/49	1,500	1,598,673
Series C, 5.50%, 06/01/52	1,900	2,004,838
Series C, (PSF), 5.25%, 09/01/54	500	525,960
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (FHLMC, FNMA, GNMA), 4.50%, 09/01/48	1,240	1,248,333
New Kensington Municipal Sanitary Authority, RB, (HUD SECT 8), 3.25%, 12/01/47	1,195	950,846
Philadelphia Gas Works Co., Refunding RB, Series A, (BAM SAW), 5.25%, 08/01/54	7,500	7,870,791
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/55	970	992,987
Westmoreland County Municipal Authority, RB, (BAM- TCRS), 5.00%, 08/15/49	1,000	1,037,032
Williamsport Sanitary Authority, Refunding RB, (AGM), 4.00%, 01/01/40	580	582,313
		17,934,377
Total Municipal Bonds in Pennsylvania		208,756,547
Puerto Rico — 3.0%
State — 3.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	292	283,621
Series A-2, Restructured, 4.78%, 07/01/58	46	43,824
Series A-2, Restructured, 4.33%, 07/01/40	37	36,581
Series B-1, Restructured, 4.75%, 07/01/53	208	198,313
Series B-1, Restructured, 5.00%, 07/01/58	3,258	3,144,751
Series B-2, Restructured, 4.78%, 07/01/58	274	261,037
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	2,338	833,365
Total Municipal Bonds in Puerto Rico		4,801,492
Wisconsin — 1.2%
Transportation — 1.2%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	850	878,063
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,035,287
Total Municipal Bonds in Wisconsin		1,913,350
Total Municipal Bonds — 135.7% (Cost: $216,269,525)		216,055,321
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Pennsylvania — 18.3%
Education — 6.3%
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	$10,160	$ 10,053,754
Health — 2.7%
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 5.25%, 08/15/50(f)	4,000	4,253,600
Housing — 4.6%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	3,209	3,362,424
Series 147 A, Sustainability Bonds, 4.70%, 10/01/49(f)	1,410	1,401,479
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Sustainability Bonds, Series 142-A, 5.00%, 10/01/50	2,538	2,572,509
		7,336,412
Utilities — 4.7%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 5.50%, 09/01/53	2,481	2,648,711
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/54(f)	4,648	4,877,621
		7,526,332
Total Municipal Bonds in Pennsylvania		29,170,098
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.3% (Cost: $29,030,831)		29,170,098

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(g)(h)	4,624	8,092
Total Warrants — 0.0% (Cost: $ — )		8,092
Total Long-Term Investments — 154.0% (Cost: $245,300,356)		245,233,511
Short-Term Securities
Money Market Funds — 8.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.31%(i)(j)	12,795,086	12,796,366
Total Short-Term Securities — 8.0% (Cost: $12,796,357)		12,796,366
Total Investments — 162.0% (Cost: $258,096,713)		258,029,877
Other Assets Less Liabilities — 1.6%		2,643,608
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.9)%		(18,976,850)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.7)%		(82,421,603)
Net Assets Applicable to Common Shares — 100.0%		$ 159,275,032

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Pennsylvania Quality Fund (MPA)

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 1, 2032 to October 1, 2042, is $7,070,205.

(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Non-income producing security.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,568,789	$ 9,227,577 (a)	$ —	$ —	$ —	$ 12,796,366	12,795,086	$ 157,583	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 216,055,321	$ —	$ 216,055,321
Municipal Bonds Transferred to Tender Option Bond Trusts	—	29,170,098	—	29,170,098
Warrants	—	—	8,092	8,092
Short-Term Securities
Money Market Funds	12,796,366	—	—	12,796,366
	$12,796,366	$245,225,419	$8,092	$258,029,877
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Pennsylvania Quality Fund (MPA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(18,861,288)	$—	$(18,861,288)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)
	$—	$(101,461,288)	$—	$(101,461,288)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax